OPERATING LEASES AS LESSOR	12 Months Ended
Jun. 30, 2019
OPERATING LEASES AS LESSOR
OPERATING LEASES AS LESSOR

NOTE 23 -    OPERATING LEASES AS LESSOR

On April 3, 2013, Beijing Hollysys entered into an operating lease agreement to lease out one of its buildings located in Beijing. The lease term is for a period of 10 years from the commencement date of September 1, 2013 and will end on August 31, 2023. On March 1, 2018, Beijing Hollysys entered into an operating lease agreement to lease out one of its buildings located in Beijing. The lease term is for a period of 15 years from the commencement date of March 1, 2018 and will end on February 28, 2033. Beijing Hollysys also entered into other three operating lease agreements with the related parties of the Company (note 21). The minimum rental receipts in the next five years is shown as below:

Year ending June 30,	Minimum lease payments

2020	$3,123
2021	3,217
2022	3,314
2023	3,413
2024	2,059

Total minimum lease payments to be received in the next five years	$15,126

The minimum lease payment receivable after five years is $17,760.